UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
615 E. Michigan St.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2011

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2011

Advised by NorthCoast Asset Management, LLC

www.northcoastam.com
(800) 558-9105

CAN SLIM® SELECT GROWTH FUND

Dear Fellow Investor,

Heavy weather sailing in 40 knot plus winds with 20 to 30 foot waves, where the use of warps, drogues and parachute anchors that can be critical to survival, is not predictable even for the most experienced sailors.  These conditions typically arise from sudden squalls or unexpected weather and are frightening.  One of our partners who sails reminds us that “storms are inevitable; preparation is essential.”

The metaphor is obvious as heavy weather rolled in during the third quarter.  Even though Monday morning quarterbacking is in vogue after market turns, the truth is that the second quarter closed with optimism.  Although follow through spilled over into July with the S&P 500® closing at 1,353 on July 7th, a debt ceiling clash in Washington, disappointing U.S. economic numbers and weak European response to their financial crisis took hold of a fragile market psyche and drove us right into the eye of the storm.

For the six months ending September 30, 2011, the S&P 500® dropped -13.78% and the CAN SLIM Select® Growth Fund (“CANGX” or the “Fund”) dropped -13.58%.  However, we are pleased to announce that Morningstar has given the Fund a five star overall Morningstar Rating among 601 Mid-Cap Growth Funds for the period ending September 30, 2011 derived from a weighted average of the Fund’s three-, five- and ten-year risk adjusted return measure, if applicable.  Past performance is no guarantee of future results.  The Fund has experienced recent negative returns.  For current performance please call 800-274-5448 or visit www.northcoastam.com.

The S&P 500® experienced a 1-day change of at least 1% (either a gain or a loss) 27 times during August and September.  For comparison, the index had 75 “1% change days” in all of calendar year 2010.  Further, there were three rallies of over +8% during the same time! This kind of market movement prompted our program to change the Fund’s level of investment.  On September 30, 2011, the Fund was 59% invested.  Twice during the six months ending September, 30, 2011 the level of investment for the Fund increased to over 88% (mid-April and the end

CAN SLIM® SELECT GROWTH FUND

 of July) only to be pared back as market rallies failed multiple times.  In the heat of the European crisis, the Fund dropped to 38% invested in late August.  Stocks like Alexion Pharmaceuticals, Inc. (ALXN) and IAC/InterActive Corp. (IACI) remained in our portfolio throughout the past six months and helped to drive the Fund’s performance due to their market outperformance.

Our investment program pursues these high-quality issues and attempts to purchase them at proper points.  We continue to methodically seek better than average opportunities for the Fund as the market ebbs and flows.  Years of experience have shaped our fundamental belief that process, system and the rigorous adherence to time-tested investing rules will win over time.  It has never been our role to predict how the market will respond to news but rather to react to what is actually happening along the way.

Thank you for your business.  It is a privilege to serve shareholders as advisor to the Fund and look forward to a bright future together.

Sincerely,

Brentin C. Elam
Co-Portfolio Manager
NorthCoast Asset Management, LLC

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Fund invests in micro-, small-and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large-capitalization companies.  The

CAN SLIM® SELECT GROWTH FUND

Fund will experience portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders.  Because the Fund can invest in other investment companies your cost of investing in the Fund will be higher than your cost of investing directly in the shares of the mutual funds in which it invests.  By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds.  Because the fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Investment performance reflects fee waivers.  In the absence of fee waivers, total returns would be reduced.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of holdings, please refer to the Schedule of Investments in this report.  Current and future holdings are subject to risk.

Must be preceded or accompanied by a current prospectus.

©2011 Morningstar, Inc.  All Rights Reserved.  The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely.  Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.  For each fund with at least a three year history, Morningstar calculates a Morningstar Rating™ metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund’s load-adjusted return for the same period, and then adjusting this excess return for risk.  The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star.  The CAN SLIM® Select Growth Fund was rated against 601 Mid-Cap Growth funds over the last five years and rated against 676 Mid-Cap Growth funds over the last three years.  With respect to these Mid-Cap Growth funds, CAN SLIM®  Select Growth Fund received a Morningstar rating of 5 stars for the five-year period, and a Morningstar rating of 4 stars for the three year period ending 9/30/11.  The fund does not yet have ten-year performance numbers.  Past Performance is not a guarantee of future results.

The CAN SLIM® Select Growth Fund is distributed by Quasar Distributors, LLC.

CAN SLIM® SELECT GROWTH FUND

SECTOR ALLOCATION
AT SEPTEMBER 30, 2011 (UNAUDITED)

* Cash equivalents and other assets in excess of liabilities.

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)

As a shareholder of the CAN SLIM® Select Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and redemption fees and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/11 – 9/30/11).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)
(CONTINUED)

fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, will be charged by a $15.00 fee.  You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares 30 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)
(CONTINUED)

meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/11	9/30/11	4/1/11 – 9/30/11*
Actual	$1,000	$ 864	$7.92
Hypothetical
(5% return
before expenses)	$1,000	$1,017	$8.57

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.70% (reflecting fee recoupments in effect) multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2011 (UNAUDITED)

Shares		Value
COMMON STOCKS: 46.3%

Asset Management: 0.9%
21,622	Cohen & Steers, Inc.	$621,633

Auto Components: 1.1%
2,455	AutoZone, Inc.*	783,611

Beverage & Tobacco Products: 1.0%
6,762	Lorillard, Inc.	748,553

Chemical Manufacturing: 7.2%
12,639	Alexion Pharmaceuticals, Inc.*	809,654
24,907	Bristol-Myers Squibb Co.	781,582
4,651	CF Industries Holdings, Inc.	573,887
17,760	Church & Dwight Co., Inc.	784,992
8,199	Colgate-Palmolive Co.	727,087
28,073	Questcor Pharmaceuticals, Inc.*	765,270
8,237	Shire plc - ADR	773,702
		5,216,174
Computer & Electronic Products: 2.1%
31,995	Cardtronics, Inc.*	733,325
15,201	Teradata Corp.*	813,710
		1,547,035
Credit Intermediation: 2.0%
16,932	First Cash Financial Services, Inc.*	710,297
2,206	Mastercard, Inc.	699,655
		1,409,952
Diversified Services: 3.3%
11,067	Kimberly-Clark Corp.	785,868
11,446	Liberty Capital Group*	756,809
20,573	Nu Skin Enterprises, Inc.	833,618
		2,376,295
Food Manufacturing: 1.0%
9,992	Mead Johnson Nutrition Co.	687,749

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 46.3% (Continued)

Food Services: 2.3%
13,287	Buffalo Wild Wings, Inc.*	$794,563
31,870	Domino’s Pizza, Inc.*	868,457
		1,663,020
Information Services: 2.4%
20,011	IAC/InterActiveCorp.*	791,435
9,914	Quality Systems, Inc.	961,658
		1,753,093
Insurance Carriers: 3.1%
25,342	Centene Corp.*	726,555
20,457	HealthSpring, Inc.*	745,862
10,199	Humana, Inc.	741,774
		2,214,191
Medical Equipment: 1.3%
14,035	Kinetic Concepts, Inc.*	924,766

Merchant Wholesalers: 5.4%
20,684	Dollar General Corp.*	781,028
10,184	Dollar Tree, Inc.*	764,920
15,779	Genesco, Inc.*	813,092
14,480	Lululemon Athletica, Inc.*	704,452
14,890	The TJX Cos., Inc.	825,948
		3,889,440
Mining: 2.0%
17,778	Allied Nevada Gold Corp.*	636,630
12,782	Royal Gold, Inc.	818,815
		1,455,445
Oil & Gas: 2.8%
10,806	Cabot Oil & Gas Corp.	668,999
8,835	Concho Resources, Inc.*	628,522
17,805	Southern Union Co.	722,349
		2,019,870

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 46.3% (Continued)

Primary Metal Manufacturing: 1.0%
19,621	Mueller Industries, Inc.	$757,174

Software & Publishing: 1.0%
17,965	Informatica Corp.*	735,667

Technology: 2.0%
39,986	NTT DOCOMO, Inc. - ADR	730,145
74,882	Telecom Corp.
	of New Zealand Ltd. - ADR	739,834
		1,469,979
Utilities: 2.2%
13,933	Consolidated Edison, Inc.	794,460
15,381	Progress Energy, Inc.	795,505
		1,589,965
Warehousing & Storage: 1.1%
24,319	Iron Mountain, Inc.	768,967

Waste Management: 1.1%
15,436	Clean Harbors, Inc.*	791,867

TOTAL COMMON STOCKS
(Cost $32,367,984)		33,424,446

INVESTMENT COMPANIES: 9.0%
43,115	iShares Russell Midcap
	Growth Index Fund	2,140,229
37,228	iShares S&P SmallCap 600 Index Fund	2,177,838
19,365	SPDR S&P 500 Index	2,191,537
		6,509,604
TOTAL INVESTMENT COMPANIES
(Cost $6,603,160)		6,509,604

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)

Shares	Value
SHORT-TERM INVESTMENT: 41.1%

Money Market Fund: 41.1%
29,649,394	Federated U.S. Treasury Cash Reserves
Fund - Institutional Shares, 0.002%^	$29,649,394

TOTAL SHORT-TERM INVESTMENT
(Cost $29,649,394)	29,649,394

TOTAL INVESTMENTS IN SECURITIES: 96.4%
(Cost $68,620,538)	69,583,444
Other Assets in Excess of Liabilities: 3.6%	2,577,774
TOTAL NET ASSETS: 100.0%	$72,161,218

*	Non-income producing security.
ADR American Depository Receipt
^	7-day yield as of September 30, 2011.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
AT SEPTEMBER 30, 2011 (UNAUDITED)

ASSETS
Investments in securities, at value	$69,583,444
(Cost $68,620,538) (Note 2)
Cash	6,934
Receivables:
Investments sold	2,422,029
Fund shares sold	283,547
Dividends and interest	31,257
Prepaid expenses	28,972
Total assets	72,356,183

LIABILITIES
Payables:
Fund shares redeemed	40,859
Investment advisory fees, net	61,851
Administration fees	24,859
Custody fees	1,265
Distribution fees	48,778
Fund accounting fees	5,376
Transfer agent fees	2,650
Chief Compliance Officer fees	840
Other accrued expenses	8,487
Total liabilities	194,965

NET ASSETS	$72,161,218
Net asset value, offering price and redemption price
per share ($72,161,218/6,627,074 shares
outstanding; unlimited number of shares
authorized without par value)	$10.89

COMPONENTS OF NET ASSETS
Paid-in capital	$78,059,845
Accumulated net investment loss	(464,205)
Accumulated net realized loss on investments and
foreign currency transactions	(6,397,328)
Net unrealized appreciation on investments	962,906
Net assets	$72,161,218

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign
withholding tax of $1,721)	$209,503
Interest	514
Total investment income	210,017

EXPENSES (Note 3)
Investment advisory fees	396,601
Distribution fees	99,150
Administration fees	67,350
Transfer agent fees	29,095
Fund accounting fees	20,950
Registration fees	10,223
Audit fees	10,001
Miscellaneous expenses	6,148
Reports to shareholders	5,979
Chief Compliance Officer fees	3,965
Custody fees	3,844
Trustee fees	2,869
Legal fees	2,857
Insurance expense	797
Total expenses	659,829
Plus fees recouped	14,393
Net expenses	674,222
Net investment loss	(464,205)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on investments
and foreign currency transactions	(1,504,074)
Change in net unrealized depreciation on investments	(9,716,396)
Net realized and unrealized loss on investments
and foreign currency transactions	(11,220,470)
Net decrease in net assets
resulting from operations	$(11,684,675)

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	September 30, 2011	March 31,
	(Unaudited)	2011
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(464,205)	$(587,721)
Net realized gain (loss) on investments
and foreign currency transactions	(1,504,074)	6,706,464
Change in net unrealized appreciation
(depreciation) on investments	(9,716,396)	5,264,627
Net increase (decrease) in net
assets resulting from operations	(11,684,675)	11,383,370

CAPITAL SHARE TRANSACTIONS
Net increase in net assets
derived from net change in
outstanding shares (a)	6,210,239	22,902,381
Total increase (decrease)
in net assets	(5,474,436)	34,285,751

NET ASSETS
Beginning of period/year	77,635,654	43,349,903
End of period/year	$72,161,218	$77,635,654
Accumulated net investment loss	$(464,205)	$—

(a) Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2011		Year Ended
	(Unaudited)		March 31, 2011
	Shares	Value	Shares	Value

Shares sold	1,609,410	$19,708,148	4,291,208	$48,130,874
Shares issued
in reinvestment
of distributions	—	—	—	—
Shares
redeemed (b)	(1,148,208)	(13,497,909)	(2,298,533)	(25,228,493)
Net increase	461,202	$6,210,239	1,992,675	$22,902,381

(b) Net of redemption fees of $25,151 and $36,591, respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR

	Six Months
	Ended
	September		Year Ended March 31,
	30, 2011
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning
of period/year	$12.59		$10.39	$8.61	$9.91	$9.70	$11.42
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.07)		(0.10)	(0.10)	(0.00)*	(0.07)	(0.10)
Net realized and
unrealized gain (loss)
on investments	(1.63)		2.31	1.89	(1.30)	0.28	(1.64)
Total from
investment operations	(1.70)		2.21	1.79	(1.30)	0.21	(1.74)
LESS DISTRIBUTIONS:
Net investment income	—		—	(0.01)	—	—	—
Paid-in capital
from redemption
fees (Note 2)	0.00	*	(0.01)	0.00 *	0.00 *	0.00 *	0.02

Net asset value,
end of period/year	$10.89		$12.59	$10.39	$8.61	$9.91	$9.70
Total return	(13.58)%	^	21.17%	20.78%	(13.12)%	2.16%	(15.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$72.2		$77.6	$43.3	$30.7	$24.9	$44.8
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/recouped
and expenses absorbed	1.66	%+	1.78%	1.95%	2.18%	2.01%	1.81%
After fees waived/recouped
and expenses absorbed	1.70	%+	1.70%	1.70%	1.70%	1.70%	1.70%
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived/
recouped and
expenses absorbed	(1.13	)%+	(1.20)%	(1.40)%	(0.52)%	(0.83)%	(0.78)%
After fees waived/
recouped and
expenses absorbed	(1.17	)%+	(1.12)%	(1.15)%	(0.04)%	(0.52)%	(0.67)%
Portfolio turnover rate	205	%^	223%	225%	393%	226%	493%

* Less than $0.01 per share.
^ Not Annualized.
+ Annualized.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2011 (UNAUDITED)

NOTE 1 – ORGANIZATION
The CAN SLIM® Select Growth Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation which it seeks to achieve from investing in a combination of growth equity securities and cash equivalents.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,”

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)

consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At September 30, 2011, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)

other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$33,424,446	$—	$—	$33,424,446
Investment
Companies	6,509,604	—	—	6,509,604
Short-Term
Investment	29,649,394	—	—	29,649,394
Total Investments
in Securities	$69,583,444	$—	$—	$69,583,444

^ See Schedule of Investments for industry breakout.

There were no significant transfers into or out of Levels 1 and 2 during the six months ended September 30, 2011.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.2% of its net investment income (earned during the calendar year) and 98.0% of its net

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)

realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.  At March 31, 2011, the Fund had no post October losses.

At March 31, 2011, the Fund had capital loss carryforwards of $4,890,124, which expire as follows:

Capital Loss Carryover	Expiration
$2,446,405	3/31/2015
169,103	3/31/2017
2,274,616	3/31/2018

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken in the Fund’s 2011 tax returns.  The Fund identifies major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted /amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share is equal to the Fund’s net asset value per share. The fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s Financial Statements.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)

I.
Recent Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP” and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

J.
Regulated Investment Company Modernization Act.  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President.  The Modernization Act modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)

qualifying income tests.  Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010.  The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY
TRANSACTIONS
NorthCoast Asset Management, LLC (the “Adviser”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Fund.  As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the six months ended September 30, 2011, the Fund incurred $396,601 in investment advisory fees.

The Adviser has contractually agreed to limit the Fund’s annual ratio of expenses to 1.70% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the six months ended September 30, 2011, the Adviser recouped $14,393 in fees for the Fund.

The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment.  At September 30, 2011, the remaining cumulative unreimbursed amount paid and/or waived by the

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)

Adviser on behalf of the Fund that may be reimbursed was $235,083.  The Adviser may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
March 31, 2012	$100,989
March 31, 2013	$ 90,117
March 31, 2014	$ 43,977

The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement. Any such reimbursement is also contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”) is a wholly-owned subsidiary of U.S. Bancorp and serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund.  The administrator also prepares reports and materials to be supplied to the trustees, monitors the activities of the Fund’s custodian, transfer agent and accountants, coordinates the preparation and payment of the Fund’s expenses, and reviews the Fund’s expense accruals.  For the six months ended September 30, 2011, the Fund incurred $67,350 in administration fees.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended September 30, 2011, the Fund was allocated $3,965 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund may pay a fee to the Adviser, as Distribution Coordinator, at an annual

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)

rate of up to 0.25% of the average daily net assets of the Fund.  The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred.  For the six months ended September 30, 2011, the Fund incurred $99,150 in distribution fees.

NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the six months ended September 30, 2011, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $109,462,411 and $109,278,596 respectively.

There were no purchases or sales of U.S. Government obligations for the six months ended September 30, 2011.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows:

Cost of investments (a)	$68,623,668
Gross tax unrealized appreciation	2,036,610
Gross tax unrealized depreciation	(1,076,834)
Net tax unrealized appreciation	$959,776

(a)	The difference between the cost basis of investments for federal income purposes from their cost for financial reporting purposes was primarily due to wash sales deferred for income tax purposes.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The Fund did not make distributions during the six months ended September 30, 2011 or the year ended March 31, 2011.

As of March 31, 2011, the components of accumulated earnings/ (losses) on a tax basis were as follows:

Net unrealized depreciation	$10,676,172
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated loss	(4,890,124)
Total accumulated gain	$5,786,048

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 6 – CREDIT FACILITY
U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility for the purpose of to be used for temporary or extraordinary purposes.  During the six months ended September 30, 2011, the Fund did not draw on the line of credit and there were no loan payable balances for the Fund at September 30, 2011.

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED)

At a meeting held on August 8 and 9, 2011, the Board (which is comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreement for CAN SLIM® Select Growth Fund (the “Fund”) with NorthCoast Asset Management, LLC (the “Advisor” or “NorthCoast”), for another annual term.  At this meeting and at a prior meeting held on May 18 and 19, 2011, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  In addition, the Board engaged an independent third party consulting firm to review the appropriateness of the peer group categories selected for comparison purposes.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, the Advisor’s disaster recovery plan, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Advisory

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)

Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
The Funds’ historical year-to-date performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to their peer funds utilizing Morningstar classifications.

The Board noted that the Fund underperformed its peer group median for the year-to-date, one and five year time periods, while it outperformed its peer group median for the three-year time period.

The Trustees also considered any differences of performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

The Board took into account the Fund’s smaller asset size while considering the Fund’s expenses and noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.70%.  The Trustees noted that both the Fund’s contractual advisory fee and net expense ratio were above those of its peer group median.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

The Trustees took into consideration the services the Advisor provided to its institutional and separately managed account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Trustees found that the fees charged to the Fund were in line with the fees charged by the Advisor to its other investment management clients and slightly lower than the fees charged by the Advisor to its separately managed accounts.

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from its relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from their relationship with the Fund, particularly the 12b-1 fees paid to the Advisor.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services they provide to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

CAN SLIM® SELECT GROWTH FUND

INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (800) 558-9105.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available upon request without charge by calling (800) 558-9105.  Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.  The Fund’s schedule of portfolio holdings is posted on its web site at www.northcoastam.com within ten business days after calendar quarter end.

INFORMATION ABOUT THE FUND’S TRUSTEES
(UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Fund directors and is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s web site at www.northcoastam.com.

INFORMATION ABOUT HOUSEHOLDING
(UNAUDITED)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at (800) 558-9105 (or contact your financial institution).  We will begin sending you individual copies thirty days after receiving your request.

CAN SLIM® SELECT GROWTH FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report.

Investment Adviser
NorthCoast Asset Management, LLC
6 Glenville Street
Greenwich, CT 06831
www.northcoastam.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant
and Fund Administration
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

_____________________________________________________________

CAN SLIM® Select Growth Fund
Symbol – CANGX
CUSIP – 742935448

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)          /s/Eric W. Falkeis
Eric W. Falkeis, President

Date     December 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/Eric W. Falkeis
Eric W. Falkeis, President

Date     December 5, 2011

By (Signature and Title)         /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date     December 7, 2011

* Print the name and title of each signing officer under his or her signature.